Average Annual Total Returns - DWS Tax Expt Cash Prmr Shrs - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Cash Premier Shares	Class Inception	1 Year	5 Years	10 Years
Total	Nov. 17, 1999	0.47%	0.82%	0.43%